FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  /  /     (a)

                    or fiscal year: 12/31/01  (b)

Is this a transition report? (Y/N):  N

Is this an amendment to a previous filing? (Y/N):  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.  Registrant Name:  The Fund of Stripped ("Zero") US Treasury Securities
  B.  File Number:      811-4541
  C.  Telephone Number: (609) 282-8503

2.A.  Street: 800 Scudders Mill Rd 1-F
  B.  City: Plainsboro           C) State: NJ   D) Zip Code: 08536 Zip Ext.:
  E.  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by Registrant?(Y/N)               N
                                                                      ----------

4. Is this the last filing on this form by Registrant?(Y/N)                N
                                                                      ----------

5. Is Registrant a small business investment company (SBIC)?(Y/N)          N
                                                                      ----------

6. Is Registrant a unit investment trust (UIT)?(Y/N)                       Y
                                                                      ----------

7.A.  Is Registrant a series or multiple portfolio company?(Y/N)
                                                                      ----------
  B.  How many separate series or portfolios did Registrant have at the end of the period?
                                                                      ----------

                                   If filing more than one Page 50, "X" box: [_]
For period ending 12/31/01

File number 811-4541

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)           $
                                                                      ----------
124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units is
         to be measured on the date they were placed in the
         subsequent series) ($000's omitted)                         $
                                                                      ----------
125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                $        18
                                                                      ----------
126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series.)
         ($000's omitted)                                            $         0
                                                                      ----------
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of   Total Assets    Total Income
                                      Series       ($000's      Distributions
                                     Investing     omitted)   ($000's omitted)
                                     ---------     --------   ----------------

A. U.S. Treasury direct issue                1   $     14,306   $          0
                                     ---------   ------------   ------------
B. U.S. Government agency                        $              $
                                     ---------   ------------   ------------
C. State and municipal tax-free                  $              $
                                     ---------   ------------   ------------
D. Public utility debt                           $              $
                                     ---------   ------------   ------------
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent                $              $
                                     ---------   ------------   ------------
F. All other corporate intermediate
   & long-term debt                              $              $
                                     ---------   ------------   ------------
G. All other corporate short-term
   debt                                          $              $
                                     ---------   ------------   ------------
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                                       $              $
                                     ---------   ------------   ------------
I. Investment company equity series              $              $
                                     ---------   ------------   ------------
J. All other equity securities                   $              $
                                     ---------   ------------   ------------
K. Other securities                              $              $
                                     ---------   ------------   ------------
L. Total assets of all series of
   registrant                                1   $     14,306   $          0
                                     ---------   ------------   ------------

                                   If filing more than one Page 51, "X" box: [_]
For period ending 12/31/01

File number 811-4541

128. [/] Is the timely payment of principal and interest on
         any of the portfolio securities held by any of
         Registrant's series at the end of the current period
         insured or guaranteed by an entity other than the
         issuer? (Y/N)                                                      N
                                                                         -------
         [If answer is "N" (No), go to item 131.]                         (Y/N)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)                   N
                                                                         -------
         [If answer is "N" (No), go to item 131.]                         (Y/N)

130. [/] In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)                                                  N
                                                                         -------
                                                                          (Y/N)

131.     Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)            $     8
                                                                         -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-4541

         811-           811-           811-           811-           811-
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         811-           811-           811-           811-           811-
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         811-           811-           811-           811-           811-
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         811-           811-           811-           811-           811-
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         811-           811-           811-           811-           811-
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         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------

FOR PERIOD ENDING 12/31/01

FILE NUMBER 811-4541

                                 SIGNATURE PAGE

This report is signed on behalf of the registrant, by the Agent for the Sponsors, in the City of Plainsboro and State of New Jersey on the 26th day of February, 2002.

                                        Merrill, Lynch, Pierce, Fenner
                                        and Smith, Incorporated


Witness: /s/ Jay Fife                         By: /s/ Paul McGill
         ------------------------------           ------------------------------
         Jay Fife                                 Paul McGill
         Director                                 First Vice President